Operating expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Selling and marketing expenses:
Promotion expenses	$ 149,820	$ 373,535
Telecommunications service fees	40,325	152,832
Union pay service charges	37,684	93,578
Employee compensation	41,438	88,323
Employee benefit expenses	9,721	11,923
Total Selling and marketing expenses	278,988	720,191
General and administrative expenses:
Employee compensation	1,090,274	1,399,552
Audit fees	235,500	352,100
Consulting fee	138,600	161,778
Insurance fee	44,519	95,688
Attorney fee	50,501	76,045
Service fee	30,821	53,695
Employee benefit expenses	54,215	45,696
Rental fee	105,522	44,221
Entertainment	13,510	22,701
Travel and Communication expenses	15,213	17,219
Investment relationship fee	40,026
Amortization of intangible assets	16,737
Depreciation expenses of vehicles	12,408
Daily expenses	12,549
Other	2,009	24,316
Total General and administrative expenses	1,862,404	2,293,011
Operating expenses	$ 2,141,392	$ 3,013,202